Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Dividends on securities	$ 258			$ 199						$ 508	$ 400	$ 968	$ 909	$ 1,030
Total interest and dividend income	88,204	$ 90,941	$ 87,878	84,886	$ 88,771	$ 87,092	$ 88,156	$ 85,581	$ 88,805	178,782	173,657	352,476	349,634	339,142
Interest on related party notes payable	227			226						459	460	921	950	1,007
Interest on subordinated debentures	325			326						655	660	1,315	1,347	1,436
Salaries and employee benefits	24,673			23,029						48,761	47,050	95,105	100,660	97,689
Professional fees	3,603			3,105						7,175	6,003	12,233	12,547	13,049
Benefit for income taxes	(9,720)			(14,489)						(23,422)	(29,428)	(54,347)	(53,898)	(44,158)
Net income	$ 19,724	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 46,421	$ 54,575	104,952	96,243	72,995
National Australia Bank Limited
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary bank												105,000	49,900	45,800
Dividends on securities												257	112	264
Other												40	40	66
Total interest and dividend income												105,297	50,052	46,130
Interest on related party notes payable												921	950	1,007
Interest on subordinated debentures												1,315	1,347	1,436
Salaries and employee benefits												661	906	1,655
Professional fees												1,080	135	120
Other												1,834	2,388	1,770
Total expense												5,811	5,726	5,988
Income before income tax and equity in undistributed net income of subsidiaries												99,486	44,326	40,142
Benefit for income taxes												1,993	1,955	2,057
Income before equity in undistributed net income of subsidiaries												101,479	46,281	42,199
Equity in undistributed net income of subsidiaries												3,473	49,962	30,796
Net income												$ 104,952	$ 96,243	$ 72,995